UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Limited-Duration Plus Portfolio
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------


                                                                              Principal
                                                                               Amount ($)       Value ($)
                                                                        ----------------------------------

Corporate Bonds 32.1%
Consumer Discretionary 1.8%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                            70,000            68,075
Adesa, Inc., 7.625%, 6/15/2012                                                   47,000            47,705
AMC Entertainment, Inc., 8.0%, 3/1/2014                                         134,000           118,925
AutoNation, Inc., 9.0%, 8/1/2008                                                 67,000            73,198
Aztar Corp., 7.875%, 6/15/2014                                                  119,000           125,842
Cablevision Systems New York Group, Series B, 7.89%**, 4/1/2009                  64,000            64,160
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                59,000            65,859
9.375%, 2/15/2007                                                                65,000            69,875
Clear Channel Communications, Inc., 6.0%, 11/1/2006                           5,000,000         5,077,665
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014                            100,000            79,000
CSC Holdings, Inc.:
7.25%, 7/15/2008                                                                 48,000            48,120
7.875%, 12/15/2007                                                              119,000           122,867
Daimlerchrysler NA Holding Corp., 4.125%, 3/7/2007                            2,500,000         2,489,135
Dex Media East LLC/Financial, 12.125%, 11/15/2012                               263,000           314,942
Dura Operating Corp., Series B, 8.625%, 4/15/2012                                61,000            54,900
EchoStar DBS Corp., 6.625%, 10/1/2014                                            54,000            53,325
Foot Locker, Inc., 8.5%, 1/15/2022                                               70,000            76,825
Ford Motor Co., 7.45%, 7/16/2031                                                 11,000             9,183
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                     48,000            45,000
ITT Corp., 7.375%, 11/15/2015                                                    70,000            77,875
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                   311,000           335,491
Mediacom LLC, 9.5%, 1/15/2013                                                    85,000            84,788
MGM MIRAGE:
8.375%, 2/1/2011                                                                142,000           154,780
9.75%, 6/1/2007                                                                  70,000            75,862
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                41,000            44,485
NCL Corp., 144A, 11.625%, 7/15/2014                                              60,000            63,150
Petro Stopping Centers, 9.0%, 2/15/2012                                          98,000            98,490
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                       95,000            92,150
PRIMEDIA, Inc.:
8.638%**, 5/15/2010                                                             125,000           130,625
8.875%, 5/15/2011                                                                83,000            86,942
Renaissance Media Group LLC, 10.0%, 4/15/2008                                    53,000            52,470
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                     98,000           111,598
Restaurant Co., 11.25%, 5/15/2008                                               332,965           332,965
Schuler Homes, Inc., 10.5%, 7/15/2011                                           107,000           117,968
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                  30,000            30,750
8.75%, 12/15/2011                                                               219,000           229,950
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                              65,000            65,650
Target Corp., 3.375%, 3/1/2008                                                3,000,000         2,953,083
Toys "R" Us, Inc., 7.375%, 10/15/2018                                            62,000            50,220
TRW Automotive, Inc., 11.0%, 2/15/2013                                          154,000           177,100
United Auto Group, Inc., 9.625%, 3/15/2012                                      107,000           114,223
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                47,000            49,820
Williams Scotsman, Inc., 9.875%, 6/1/2007                                       157,000           157,785
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                      93,000            90,443
                                                                                             ------------
                                                                                               14,783,264

Consumer Staples 3.6%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                         68,000            70,295
Alliance One International, Inc., 144A, 11.0%, 5/15/2012                         59,000            60,770
Altria Group, Inc., 7.2%, 2/1/2007                                            5,000,000         5,209,500
Campbell Soup Co., 5.5%, 3/15/2007                                            1,000,000         1,023,966
Coca-Cola Enterprises, Inc., 5.25%, 5/15/2007                                 1,000,000         1,021,765
GNC Corp., 144A, 8.625%, 1/15/2011                                               19,000            17,575
Kraft Foods, Inc., 4.625%, 11/1/2006                                         10,000,000        10,065,280
Nabisco, Inc., 7.05%, 7/15/2007                                               1,500,000         1,571,467
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                   48,000            42,960
Rite Aid Corp., 11.25%, 7/1/2008                                                354,000           373,913
Safeway, Inc., 4.8%, 7/16/2007                                                1,000,000         1,007,469
Swift & Co.:
10.125%, 10/1/2009                                                               78,000            85,020
12.5%, 1/1/2010                                                                  27,000            30,139
Tyson Foods, Inc., 7.25%, 10/1/2006                                           7,500,000         7,774,050
Viskase Co., Inc., 11.5%, 6/15/2011                                              85,000            91,800
Wal-Mart Stores, Inc., 4.375%, 7/12/2007                                      1,000,000         1,008,915
                                                                                             ------------
                                                                                               29,454,884

Energy 1.4%
ChevronTexaco Capital Co., 3.5%, 9/17/2007                                    2,000,000         1,980,620
CITGO Petroleum Corp., 6.0%, 10/15/2011                                         115,000           114,713
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                  115,000           127,075
Edison Mission Energy, 7.73%, 6/15/2009                                         225,000           237,094
El Paso Production Holding Corp., 7.75%, 6/1/2013                                83,000            88,603
Marathon Oil Corp., 5.375%, 6/1/2007                                          1,000,000         1,019,864
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                           115,000           113,850
Sempra Energy, 4.621%, 5/17/2007                                              5,500,000         5,525,971
Southern Natural Gas, 8.875%, 3/15/2010                                          94,000           103,111
Stone Energy Corp., 8.25%, 12/15/2011                                           165,000           172,837
Valero Energy Corp., 6.125%, 4/15/2007                                        2,000,000         2,058,972
Whiting Petroleum Corp.:
7.25%, 5/1/2012                                                                  30,000            30,750
7.25%, 5/1/2013                                                                  11,000            11,220
Williams Companies, Inc.:
8.125%, 3/15/2012                                                               153,000           173,655
8.75%, 3/15/2032                                                                 69,000            82,886
                                                                                             ------------
                                                                                               11,841,221

Financials 19.9%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                             15,000            10,125
ABN Amro Bank NV, 7.125%, 6/18/2007                                             250,000           263,692
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                      85,000            71,400
American General Finance Corp.:
Series H, 4.5%, 11/15/2007                                                    5,000,000         5,010,575
Series G, 5.75%, 3/15/2007                                                      700,000           716,241
AmeriCredit Corp., 9.25%, 5/1/2009                                              174,000           185,310
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                           170,000           112,301
Bank One Corp.:
4.125%, 9/1/2007                                                              5,000,000         5,020,400
7.6%, 5/1/2007                                                                6,500,000         6,884,605
Bank One National Association, 3.7%, 1/15/2008                                5,000,000         4,960,770
BankBoston NA:
6.375%, 4/15/2008                                                             4,000,000         4,223,916
6.5%, 12/19/2007                                                              1,000,000         1,059,708
Bear Stearns Companies, Inc., 7.8%, 8/15/2007                                 2,500,000         2,677,792
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                     59,000            61,065
Boeing Capital Corp.:
5.75%, 2/15/2007                                                                500,000           513,417
6.35%, 11/15/2007                                                             1,425,000         1,490,975
Caterpillar Financial Services Corp.:
Series F, 3.625%, 11/15/2007                                                  3,000,000         2,962,368
Series F, 3.8%, 2/8/2008                                                      2,000,000         1,981,594
4.875%, 6/15/2007                                                             1,000,000         1,012,470
CIT Group, Inc., 5.5%, 11/30/2007                                             4,000,000         4,112,148
Citigroup, Inc., 3.5%, 2/1/2008                                               7,500,000         7,394,272
E*TRADE Financial Corp., 8.0%, 6/15/2011                                         73,000            76,833
EOP Operating LP, 7.75%, 11/15/2007                                           1,350,000         1,449,576
FleetBoston Financial Corp., 6.375%, 5/15/2008                                2,500,000         2,643,475
Ford Motor Credit Co.:
6.5%, 1/25/2007                                                               6,500,000         6,546,657
6.875%, 2/1/2006                                                             10,000,000        10,099,950
7.25%, 10/25/2011                                                               129,000           124,133
General Electric Capital Corp.:
3.5%, 5/1/2008                                                                3,500,000         3,443,212
Series A, 4.125%, 3/4/2008                                                    1,500,000         1,501,677
Series A, 4.25%, 1/15/2008                                                    4,000,000         4,015,456
Series A, 6.5%, 12/10/2007                                                    5,000,000         5,269,440
General Motors Acceptance Corp.:
4.13%**, 3/20/2007                                                              109,000           105,712
4.5%, 7/15/2006                                                               7,500,000         7,397,415
6.125%, 8/28/2007                                                                26,000            25,733
6.75%, 1/15/2006                                                              5,000,000         5,039,450
6.75%, 12/1/2014                                                                 74,000            66,206
6.875%, 9/15/2011                                                                33,000            30,462
8.0%, 11/1/2031                                                                 366,000           326,597
H&E Equipment/Finance, 11.125%, 6/15/2012                                        89,000            98,122
Hartford Financial Services Group, 4.7%, 9/1/2007                             1,000,000         1,005,185
HSBC Finance Corp., 4.625%, 1/15/2008                                         9,000,000         9,090,450
John Deere Capital Corp.:
Series D, 3.875%, 3/7/2007                                                    1,000,000           996,413
4.5%, 8/22/2007                                                               5,000,000         5,035,060
Lehman Brothers Holdings, Inc.:
7.0%, 2/1/2008                                                                5,000,000         5,338,510
8.25%, 6/15/2007                                                              3,275,000         3,527,480
Marshall & Ilsley Corp., 2.625%, 2/9/2007                                     2,000,000         1,959,226
Merrill Lynch & Co., Inc., Series B, 4.0%, 11/15/2007                         5,000,000         4,991,385
Morgan Stanley, 5.8%, 4/1/2007                                                5,000,000         5,139,405
National City Bank of Indiana, 4.875%, 7/20/2007                              1,500,000         1,526,997
PNC Funding Corp., 6.875%, 7/15/2007                                          1,000,000         1,052,097
Poster Financial Group, Inc., 8.75%, 12/1/2011                                   96,000            97,680
PXRE Capital Trust I, 8.85%, 2/1/2027                                            90,000            93,323
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                 76,000            88,350
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                      95,000            77,900
Southern Co. Capital Funding, 5.3%, 2/1/2007                                  1,000,000         1,021,153
Textron Financial Corp.:
Series E, 4.125%, 3/3/2008                                                    2,000,000         1,997,564
5.875%, 6/1/2007                                                              2,830,000         2,920,515
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                              97,000            78,570
Triad Acquisition, 144A, 11.125%, 5/1/2013                                       37,000            37,463
UGS Corp., 10.0%, 6/1/2012                                                       85,000            94,350
Universal City Development, 11.75%, 4/1/2010                                    125,000           143,437
US Bancorp, Series N, 5.1%, 7/15/2007                                         1,000,000         1,019,717
US Bank National Association, 6.5%, 2/1/2008                                  4,000,000         4,219,544
Washington Mutual, Inc., 5.625%, 1/15/2007                                    8,000,000         8,176,416
Wells Fargo & Co.:
3.5%, 4/4/2008                                                                3,400,000         3,344,135
5.125%, 2/15/2007                                                             3,000,000         3,049,599
                                                                                             ------------
                                                                                              165,107,174

Health Care 0.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                             60,000            60,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                                22,000            20,295
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                             87,000            90,480
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                       36,000            28,080
Tenet Healthcare Corp.:
6.375%, 12/1/2011                                                                33,000            31,433
144A, 9.25%, 2/1/2015                                                           167,000           173,262
Wyeth, 4.375%, 3/1/2008                                                       1,500,000         1,498,881
                                                                                             ------------
                                                                                                1,903,031

Industrials 1.2%
Allied Security Escrow Corp., 11.375%, 7/15/2011                                 64,000            62,400
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                       80,000            74,800
Series B, 9.25%, 9/1/2012                                                       105,000           113,400
Avondale Mills, Inc., 144A, 10.093%**, 7/1/2012                                  55,000            51,700
Bear Creek Corp., 144A, 8.33%**, 3/1/2012                                        33,000            32,010
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                78,000            83,655
8.625%, 5/15/2011                                                                63,000            66,780
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                  90,000            77,400
9.25%, 5/1/2021                                                                  56,000            56,700
Burlington North Santa Fe, 7.875%, 4/15/2007                                  1,000,000         1,059,080
Cenveo Corp., 7.875%, 12/1/2013                                                  94,000            89,300
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                        349,000           361,215
Columbus McKinnon Corp., 10.0%, 8/1/2010                                         70,000            75,950
Compression Polymers Corp.:
144A, 10.46%**, 7/1/2012                                                         35,000            35,000
144A, 10.5%, 7/1/2013                                                            45,000            45,000
Cornell Companies, Inc., 10.75%, 7/1/2012                                        87,000            90,263
CSX Corp., 7.45%, 5/1/2007                                                    1,100,000         1,161,370
Dana Corp., 7.0%, 3/1/2029                                                      108,000            94,349
Erico International Corp., 8.875%, 3/1/2012                                      58,000            58,870
General Dynamics Corp., 3.0%, 5/15/2008                                       1,000,000           969,730
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                    150,000           163,500
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012                                 89,000            96,342
Kansas City Southern:
7.5%, 6/15/2009                                                                  58,000            59,885
9.5%, 10/1/2008                                                                 168,000           183,120
Laidlaw International, Inc., 10.75%, 6/15/2011                                  125,000           146,460
McDonnell Douglas Corp., 6.875%, 11/1/2006                                    4,000,000         4,124,840
Millennium America, Inc., 9.25%, 6/15/2008                                      158,000           171,035
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                52,000            43,940
Ship Finance International Ltd., 8.5%, 12/15/2013                               132,000           125,565
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                  63,000            58,590
10.375%, 7/1/2012                                                               134,000           140,030
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                            76,000            86,070
United Rentals North America, Inc., 7.0%, 2/15/2014                             126,000           120,015
Xerox Capital Trust I, 8.0%, 2/1/2027                                            67,000            69,345
                                                                                             ------------
                                                                                               10,247,709

Information Technology 0.2%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                          37,000            38,295
10.5%, 6/15/2011                                                                 82,000            88,970
Hewlett-Packard Co., 5.75%, 12/15/2006                                        1,000,000         1,023,270
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                158,000           141,410
7.25%, 7/15/2006                                                                119,000           121,677
Sanmina-SCI Corp.:
144A, 6.75%, 3/1/2013                                                           189,000           180,495
10.375%, 1/15/2010                                                              121,000           134,310
                                                                                             ------------
                                                                                                1,728,427

Materials 0.7%
ARCO Chemical Co., 9.8%, 2/1/2020                                               245,000           274,400
Caraustar Industries, Inc., 9.875%, 4/1/2011                                     52,000            52,390
Constar International, Inc., 144A, 6.643%**, 2/15/2012                           45,000            42,975
Dayton Superior Corp., 10.75%, 9/15/2008                                         81,000            84,240
Dow Chemical Co., 5.0%, 11/15/2007                                            2,500,000         2,539,140
GEO Specialty Chemicals, Inc., 144A, 11.62%, 12/31/2009                          83,000            87,980
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                 148,000           170,200
9.375%, 2/1/2013                                                                119,000           134,619
Hercules, Inc., 6.75%, 10/15/2029                                                59,000            57,230
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                               108,000           122,040
Huntsman LLC, 11.625%, 10/15/2010                                               129,000           151,091
IMC Global, Inc.:
7.375%, 8/1/2018                                                                 52,000            52,000
10.875%, 8/1/2013                                                                87,000           102,007
Neenah Foundry Co., 144A, 11.0%, 9/30/2010                                      146,000           158,410
Omnova Solutions, Inc., 11.25%, 6/1/2010                                        145,000           152,250
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                       59,000            63,573
Praxair, Inc., 6.5%, 3/1/2008                                                 1,000,000         1,052,145
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                             35,000            39,113
Sheffield Steel Corp., 11.375%, 8/15/2011                                        57,000            55,290
Texas Industries, Inc., 10.25%, 6/15/2011                                       170,000           196,987
TriMas Corp., 9.875%, 6/15/2012                                                 115,000            96,600
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                              74,000            60,680
United States Steel Corp., 9.75%, 5/15/2010                                     119,000           128,520
                                                                                             ------------
                                                                                                5,873,880
Telecommunication Services 1.8%
AirGate PCS, Inc., 6.891%**, 10/15/2011                                         144,000           147,240
AT&T Corp.:
9.05%, 11/15/2011                                                               106,000           122,165
9.75%, 11/15/2031                                                               106,000           137,932
AT&T Wireless Services, Inc., 7.5%, 5/1/2007                                  3,000,000         3,177,636
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                                 26,000            27,300
8.375%, 1/15/2014                                                               205,000           210,125
Insight Midwest LP, 9.75%, 10/1/2009                                             56,000            58,030
MCI, Inc., 8.735%, 5/1/2014                                                     115,000           128,944
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                                 96,000            99,720
7.375%, 8/1/2015                                                                185,000           199,800
Nextel Partners, Inc., 8.125%, 7/1/2011                                          77,000            83,545
Qwest Corp.:
144A, 6.671%**, 6/15/2013                                                        30,000            30,713
7.25%, 9/15/2025                                                                121,000           113,135
Qwest Services Corp.:
13.5%, 12/15/2010                                                               102,000           117,810
14.0%, 12/15/2014                                                                26,000            31,525
Sprint Capital Corp., 6.0%, 1/15/2007                                         5,000,000         5,123,730
Verizon Global Funding Corp., 6.125%, 6/15/2007                               2,000,000         2,073,844
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                              2,500,000         2,547,800
                                                                                             ------------
                                                                                               14,430,994

Utilities 1.3%
AES Corp., 144A, 8.75%, 5/15/2013                                               145,000           162,037
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                          186,000           208,320
Series A, 144A, 10.25%, 11/15/2007                                               68,000            74,800
Series B, 144A, 13.0%, 11/15/2007                                                57,000            62,914
Ameren Corp., 4.263%, 5/15/2007                                               3,143,000         3,145,640
CMS Energy Corp.:
8.5%, 4/15/2011                                                                 111,000           123,765
9.875%, 10/15/2007                                                              156,000           170,040
Constellation Energy Group, Inc., 6.35%, 4/1/2007                             1,000,000         1,034,792
DPL, Inc., 6.875%, 9/1/2011                                                      98,000           105,840
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                      1,000,000         1,026,150
Mission Energy Holding Co., 13.5%, 7/15/2008                                     58,000            68,875
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                      41,000            42,025
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                        188,000           198,340
PP&L Capital Funding, Inc., 8.375%, 6/15/2007                                 1,000,000         1,073,144
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                  94,000           102,460
10.0%, 10/1/2009                                                                152,000           170,620
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021                              100,000           101,250
Virginia Electric & Power Co., Series A, 5.375%, 2/1/2007                     1,000,000         1,018,167
Wisconsin Electric Power Co., 3.5%, 12/1/2007                                 2,000,000         1,968,934
                                                                                             ------------
                                                                                               10,858,113


Total Corporate Bonds (Cost $266,926,265)                                                     266,228,697
                                                                                             ------------
Foreign Bonds - US$ Denominated 0.9%
Consumer Discretionary 0.0%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                          116,000           129,920
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                  80,000            86,800
Shaw Communications, Inc., 8.25%, 4/11/2010                                     157,000           174,270
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                           18,000            17,460
                                                                                             ------------
                                                                                                  408,450

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                             91,000           100,327
                                                                                             ------------
Energy 0.1%
Luscar Coal Ltd., 9.75%, 10/15/2011                                             107,000           117,700
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                    256,000           286,720
Secunda International Ltd., 11.141%**, 9/1/2012                                  59,000            57,525
                                                                                             ------------
                                                                                                  461,945

Financials 0.3%
Burlington Resources Finance, 5.6%, 12/1/2006                                 1,000,000         1,015,588
Conproca SA de CV, 12.0%, 6/16/2010                                             242,000           298,870
Eircom Funding, 8.25%, 8/15/2013                                                 82,000            88,970
Inter-American Development Bank, 6.375%, 10/22/2007                           1,000,000         1,055,192
                                                                                             ------------
                                                                                                2,458,620

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                  93,000            95,093
                                                                                             ------------
Industrials 0.1%
CP Ships Ltd., 10.375%, 7/15/2012                                                99,000           110,880
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                          100,000           104,000
10.25%, 6/15/2007                                                               168,000           179,760
12.5%, 6/15/2012                                                                 56,000            65,520
LeGrand SA, 8.5%, 2/15/2025                                                      57,000            68,970
Stena AB, 9.625%, 12/1/2012                                                      59,000            64,310
                                                                                             ------------
                                                                                                  593,440

Local Government Bonds 0.1%
Province of Quebec, 7.0%, 1/30/2007                                           1,000,000         1,046,137
                                                                                             ------------
Materials 0.1%
Cascades, Inc., 7.25%, 2/15/2013                                                112,000           109,480
Crown Euro Holdings SA, 10.875%, 3/1/2013                                        62,000            72,850
ISPAT Inland ULC, 9.75%, 4/1/2014                                               108,000           125,820
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                  226,000           174,585
8.625%, 6/30/2009                                                               134,000           109,210
                                                                                             ------------
                                                                                                  591,945

Telecommunication Services 0.1%
Axtel SA, 11.0%, 12/15/2013                                                      59,000            64,310
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                                 63,000            64,102
Millicom International Cellular SA, 10.0%, 12/1/2013                            106,000           105,470
Nortel Networks Corp., 6.875%, 9/1/2023                                          88,000            82,280
Nortel Networks Ltd., 6.125%, 2/15/2006                                         183,000           184,144
                                                                                             ------------
                                                                                                  500,306

Utilities 0.1%
Ontario Electricity Financial Corp., 6.1%, 1/30/2008                            750,000           788,257
                                                                                             ------------

Total Foreign Bonds - US$ Denominated (Cost $7,040,549)                                         7,044,520
                                                                                             ------------
Asset Backed 19.4%
Automobile Receivables 8.3%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2005-AX, 3.93%, 10/6/2011                                        9,290,000         9,239,401
"A3", Series 2005-BM, 4.05%, 2/6/2010                                         7,372,000         7,366,545
"B", Series 2002-1, 5.28%, 4/9/2007                                           2,164,586         2,170,318
Capital Auto Receivables Asset Trust, "CTFS",
Series 2002-2, 4.18%, 10/15/2007                                                126,582           126,609
Capital One Prime Auto Receivable Trust, "A4",
Series 2003-B, 3.18%, 9/15/2010                                               4,200,000         4,148,518
Daimler Chrysler Auto Trust, "A3",
Series 2005-B, 4.04%, 9/8/2009                                                5,798,000         5,804,031
Ford Credit Auto Owner Trust:
"C", Series 2002-D, 4.4%, 5/15/2007                                           2,640,000         2,647,867
"C", Series 2002-C, 4.81%, 3/15/2007                                            660,000           661,674
Franklin Auto Trust:
"A4", Series 2002-1, 4.51%, 2/22/2010                                         4,121,910         4,139,239
"A4", Series 2001-2, 4.55%, 7/20/2009                                         1,266,986         1,268,028
Hertz Vehicle Financing LLC, "A3", Series 2004-1A,
144A, 2.85%, 5/25/2009                                                       10,000,000         9,672,451
MMCA Automobile Trust, "B", Series 2001-2, 5.75%, 6/15/2007                      29,249            29,300
Navistar Financial Corp. Owner Trust, "A4",
Series 2002-A, 4.76%, 4/15/2009                                               2,524,740         2,531,385
Nissan Auto Receivables Owner Trust, "A4",
Series 2005-A, 3.82%, 7/15/2010                                               6,734,000         6,695,299
Union Acceptance Corp., "A4", Series 2002-A, 4.59%, 7/8/2008                  1,913,662         1,920,355
World Omni Auto Receivables Trust, "A3",
Series 2005-A, 3.54%, 6/12/2009                                              10,000,000         9,927,790
                                                                                             ------------
                                                                                               68,348,810

Credit Card Receivables 3.5%
First USA Credit Card Master Trust, "C", Series 1998-6,
144A, 6.16%, 4/18/2011                                                        1,000,000         1,047,656
MBNA Credit Card Master Note Trust:
"A1", Series 2003-A1, 3.3%, 7/15/2010                                         4,345,000         4,270,830
"B1", Series 2002-B1, 5.15%, 7/15/2009                                          700,000           711,350
Pass-Through Amortizing Credit Card Trust, "A1FX",
Series 2002-1A, 144A, 4.096%, 6/18/2012                                         117,809           117,845
Providian Gateway Master Trust:
"A", Series 2000-B, 144A, 3.5%**, 3/16/2009                                  20,960,000        20,972,310
"D", Series 2004-FA, 144A, 4.45%, 11/15/2011                                  1,530,000         1,514,700
                                                                                             ------------
                                                                                               28,634,691

Home Equity Loans 3.1%
Ameriquest Mortgage Securities, Inc.:
"AF3", Series 2003-6, 4.258%, 8/25/2033                                       1,858,680         1,856,604
"A6", Series 2003-5, 4.541%, 4/25/2033                                        1,980,000         1,991,540
First Alliance Mortgage Loan Trust, "A1",
Series 1999-4, 7.52%, 3/20/2031                                                 469,064           468,197
GMAC Commercial Mortgage Securities, Inc., "A5",
Series 2003-HE2, 4.09%, 4/25/2033                                            10,670,000        10,632,884
Residential Asset Mortgage Products, Inc.:
"AI2", Series 2004-RZ1, 2.34%, 7/25/2027                                      4,935,672         4,898,822
"A5", Series 2003-RZ4, 4.66%, 2/25/2032                                       3,200,000         3,197,803
Residential Funding Mortgage Securities I, "A2",
Series 2004-HI1, 2.49%, 7/25/2013                                             2,475,222         2,462,893
                                                                                             ------------
                                                                                               25,508,743

Manufactured Housing Receivables 1.5%
Green Tree Financial Corp., "A5", Series 1994-1,
7.65%, 4/15/2019                                                              2,352,730         2,470,305
Lehman ABS Manufactured Housing Contracts, "A6",
Series 2001-B, 6.467%, 8/15/2028                                              3,511,302         3,668,387
Vanderbilt Acquisition Loan Trust, "A3", Series 2002-1,
5.7%, 9/7/2023                                                                6,300,000         6,388,549
                                                                                             ------------
                                                                                               12,527,241

Miscellaneous 2.0%
E-Trade RV and Marine Trust, "A3", Series 2004-1,
3.62%, 10/8/2018                                                              6,484,000         6,404,843
SLM Student Loan Trust, "A1", Series 2005-2,
3.141%**, 4/26/2010                                                           5,396,702         5,395,271
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016                            5,000,000         5,147,204
                                                                                             ------------
                                                                                               16,947,318

Utilities 1.0%
PG&E Energy Recovery Funding LLC, "A2",
Series 2005-1, 3.87%, 6/25/2011                                               8,500,000         8,493,829
                                                                                             ------------

Total Asset Backed (Cost $160,609,380)                                                        160,460,632
                                                                                             ------------
US Government Sponsored Agencies 6.5%
Federal Home Loan Bank, 3.625%, 6/20/2007
(Cost $54,281,877)                                                           54,420,000        54,199,381
                                                                                             ------------
Commercial and Non-Agency Mortgage-Backed Securities 21.6%
Amresco Commercial Mortgage Funding, "B",
Series 1997-C1, 7.24%, 6/17/2029                                              5,300,000         5,472,540
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2002-TOP8, 144A, Interest Only,
2.114%**, 8/15/2038 (c)                                                      20,411,106         1,646,609
"A1", Series 2004-PWR6, 3.688%, 11/11/2041                                    7,873,562         7,812,898
"A1", Series 2000-WF2, 7.11%, 10/15/2032                                        527,212           555,340
"A1", Series 2000-WF1, 7.64%, 2/15/2032                                          40,671            43,370
Chase Commercial Mortgage Securities Corp., "A2",
Series 1998-1, 6.56%, 5/18/2030                                               2,647,020         2,784,208
Citigroup Commercial Mortgage Trust, "XP", Series 2004-C2,
144A, Interest Only, 0.997%**, 10/15/2041 (c)                               196,406,932         9,066,615
Commercial Mortgage Acceptance Corp., "A2",
Series 1998-C2, 6.03%, 9/15/2030                                              5,865,270         6,084,633
Commercial Mortgage Asset Trust, "A1",
Series 1999-C1, 6.25%, 1/17/2032                                              4,808,956         4,831,748
CS First Boston Mortgage Securities Corp.:
"A2", Series 2001-CF2, 5.935%, 2/15/2034                                      1,556,617         1,569,608
"A3", Series 2001-CF2, 6.238%, 2/15/2034                                      2,000,000         2,086,071
Deutsche Mortgage & Asset Receiving Corp., "A2",
Series 1998-C1, 6.538%, 6/15/2031                                             4,754,741         4,984,319
DLJ Commercial Mortgage Corp., "A1B",
Series 1998-CG1, 6.41%, 6/10/2031                                            14,482,688        15,266,428
First Union National Bank Commercial Mortgage, "A1",
Series 1999-C4, 7.184%, 12/15/2031                                              281,626           292,090
First Union-Lehman Brothers Commercial Mortgage, "A3",
Series 1997-C2, 6.65%, 11/18/2029                                             7,217,116         7,545,947
First Union-Lehman Brothers-Bank of America, "A2",
Series 1998-C2, 6.56%, 11/18/2035                                             8,661,568         9,123,061
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                             8,117,580         8,476,522
Greenwich Capital Commercial Funding Corp., "XP",
Series 2005-GG3, 144A, Interest Only, 0.802%**, 8/10/2042 (c)               260,000,000         9,733,906
JPMorgan Commercial Mortgage Finance Corp., "A3",
Series 1997-C5, 7.088%, 9/15/2029                                             1,100,927         1,146,646
LB Commercial Conduit Mortgage Trust:
"A1", Series 1999-C1, 6.41%, 6/15/2031                                        1,357,222         1,381,702
"A3", Series 1998-C1, 6.48%, 2/18/2030                                        8,800,000         9,219,831
LB-UBS Commercial Conduit Mortgage Trust, "A1",
Series 2000-C3, 7.95%, 5/15/2015                                              1,554,877         1,632,095
LB-UBS Commercial Mortgage Trust, "XCP", Series 2004-C8,
144A, Interest Only, 0.83%**, 12/15/2039 (c)                                372,719,000        13,320,493
Merrill Lynch Mortgage Investors, Inc., "A3",
Series 1996-C2, 6.96%, 11/21/2028                                             4,688,881         4,805,158
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041                                      2,000,000         1,997,163
"A2", Series 1998-HF2, 6.48%, 11/15/2030                                      9,420,182         9,945,047
"A2", Series 1998-WF2, 6.54%, 7/15/2030                                       7,447,268         7,853,471
"A2", Series 1998-WF1, 6.55%, 3/15/2030                                      11,023,119        11,548,019
"A2", Series 1999-CAM1, 6.76%, 3/15/2032                                        749,113           775,240
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1,
7.52%, 7/15/2008                                                                563,429           589,194
Prudential Securities Secured Financing Corp., "A1B",
Series 1998-C1, 6.506%, 7/15/2008                                             8,780,770         9,220,187
Vanderbilt Mortgage Finance, "A3", Series 2002-A, 5.58%, 3/7/2018               930,000           941,965
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17,
144A, Interest Only, 0.301%**, 3/15/2042 (c)                                440,114,410         6,990,029
                                                                                             ------------

Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $184,178,418)                                                                178,742,153
                                                                                             ------------
Collateralized Mortgage Obligations 9.9%
Federal Home Loan Mortgage Corp.:
"BC", Series 2903, 4.5%, 1/15/2018                                           20,000,000        20,109,764
"AK", Series 2903, 5.0%, 6/15/2021                                           14,590,000        14,823,542
"AP", Series 2929, 5.0%, 1/15/2019                                           14,791,723        14,943,793
Federal National Mortgage Association:
"BC", Series 2005-14, 4.5%, 10/25/2017                                       16,700,000        16,782,535
"PA", Series 2005-14, 5.0%, 6/25/2020                                        14,916,000        15,069,400

                                                                                             ------------
Total Collateralized Mortgage Obligations (Cost $82,641,794)                                   81,729,034

US Government Backed 5.1%
US Treasury Bills, 2.869%*, 7/21/2005 (b)                                     7,425,000         7,413,409
US Treasury Note:
3.375%, 2/28/2007                                                            11,000,000        10,951,875
3.5%, 5/31/2007                                                               8,715,000         8,688,445
3.75%, 5/15/2008                                                             15,280,000        15,313,433

                                                                                             ------------
Total US Government Backed (Cost $42,391,834)                                                  42,367,162

                                                                                 Shares          Value ($)
                                                                                 ------          ---------

Cash Equivalents 5.7%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $47,303,791)                                                           47,303,791        47,303,791
                                                                                             ------------

                                                                                   % of
                                                                                  Net Assets     Value ($)
                                                                                  ----------     ---------

Total Investment Portfolio  (Cost $845,373,908)                                   101.2       838,075,370
Other Assets and Liabilities, Net                                                  -1.2        -9,807,655
                                                                                             ------------
Net Assets                                                                        100.0       828,267,715
                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At June 30, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(c) Interest Only (IO) Bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to repayment risk on the pool of underlying mortgages.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts sold were as follows:


                                                    Expiration             Aggregate
Futures                                          Date       Contracts      Face Value ($)     Value ($)
----------------------------------------------------------------------------------------------------------
10 Year Australia Bond                        9/15/2005        222          18,084,674        18,051,217
----------------------------------------------------------------------------------------------------------
10 Year Canada Government Bond                9/21/2005         5              477,144           475,392
----------------------------------------------------------------------------------------------------------
10 Year Japan Government Bond                  9/8/2005         17          21,524,319        21,642,773
----------------------------------------------------------------------------------------------------------
10 Year US Treasury Note                      9/22/2005        734          83,438,570        83,286,062
----------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open futures contracts
----------------------------------------------------------------------------------------------------------

At June 30, 2005, open futures contracts purchased were as follows:

                                                    Expiration             Aggregate
Futures                                          Date       Contracts      Face Value ($)     Value ($)
----------------------------------------------------------------------------------------------------------
10 Year Germany Bond                           9/8/2005        313          46,143,167        46,778,944
----------------------------------------------------------------------------------------------------------
UK Treasury Bond                              9/28/2005         77          15,523,766        15,751,000
----------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open futures contracts
----------------------------------------------------------------------------------------------------------



As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                             Unrealized
               Contracts to Deliver                In Exchange For                   Date                Appreciation (US $)
----------------------------------------------------------------------------------------------------------------------------
EUR                           33,052,000 USD             40,213,046          7/28/2005                              176,618
----------------------------------------------------------------------------------------------------------------------------
CHF                           31,300,000 USD             24,704,025          7/28/2005                              228,720
----------------------------------------------------------------------------------------------------------------------------
JPY                        2,829,198,000 USD             25,955,945          7/28/2005                              379,646
----------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                       784,984
----------------------------------------------------------------------------------------------------------------------------


                                                                                                                Unrealized
                Contracts to Deliver                In Exchange For                   Date                Depreciation (US $)
----------------------------------------------------------------------------------------------------------------------------
USD                           58,536,082 GBP             32,057,000          7/28/2005                           (1,162,675)
----------------------------------------------------------------------------------------------------------------------------
USD                           51,815,000 AUD             67,411,000          7/28/2005                             (593,446)
----------------------------------------------------------------------------------------------------------------------------
CAD                           14,814,000 USD             11,995,142          7/27/2005                             (103,144)
----------------------------------------------------------------------------------------------------------------------------
USD                              750,127 NZD              1,061,000          7/28/2005                              (13,940)
----------------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                                    (1,873,205)
----------------------------------------------------------------------------------------------------------------------------


Currency Abbreviations
----------------------------------------------------------------------------------------------------------------------------
AUD                Australian Dollar          GBP                   Great British Pound
----------------------------------------------------------------------------------------------------------------------------
CAD                Canadian Dollar            JPY                   Japanese Yen
----------------------------------------------------------------------------------------------------------------------------
CHF                Swiss Franc                NZD                   New Zealand Dollar
----------------------------------------------------------------------------------------------------------------------------
EUR                Euro                       USD                   United States Dollar
----------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Limited-Duration Plus Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Limited-Duration Plus Fund, a series
                                    of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005